Nature and Continuance of Operations	12 Months Ended
Jul. 31, 2019
Nature And Continuance Of Operations
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Quartz Mountain Resources Ltd. is a Canadian public company incorporated in British Columbia on August 3, 1982. The Company’s corporate office is located at 1040 West Georgia Street, 15th Floor, Vancouver, British Columbia, Canada. The Company most recently focused on evaluating mineral prospects for potential acquisition and exploration in British Columbia. The Company continues to investigate potential opportunities. During the year ended July 31, 2018, the Company consolidated its share capital on a ten-to-one basis. These consolidated financial statements reflect the share consolidation; all common shares have been retroactively restated.

These consolidated financial statements (the “Financial Statements”) of the Company as at and for the year ended July 31, 2019, include Quartz Mountain Resources Ltd. and its subsidiaries (together referred to as the “Company”). Quartz Mountain Resources Ltd. is the ultimate parent entity of the group.

These Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future. As at July 31, 2019, the Company had cash of $72,373, a working capital deficit, negative net assets, and is in default of a related party loan (Note 7). The Company’s continuing operations are dependent upon new projects, the ability of the Company to obtain the necessary financing to complete exploration of any new projects, the ability to obtain the necessary permits to explore, develop, and mine new projects, and the future profitable production of any mine. These material uncertainties raise substantial doubt on the ability of the Company to continue as a going concern.

Substantially all of the Company’s liabilities at July 31, 2019, were payable to Hunter Dickinson Services Inc. (“HDSI”), a related party with whom the Company has reached a debt settlement agreement (note 7(b)).

Additional debt or equity financing will be required to fund acquisition of mineral property interests. There can be no assurance that the Company will be able to obtain additional financial resources or achieve positive cash flows. If the Company is unable to obtain adequate additional financing, it will need to curtail its expenditures further, until additional funds can be raised through financing activities.

These Financial Statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.